UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2011

Item 1 – Schedule of Investments.

Liberty All-Star Equity Fund

Schedule of Investments

March 31, 2011 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.87%)
CONSUMER DISCRETIONARY (10.04%)
Auto Components (0.33%)
Magna International, Inc.	74,325	$3,560,911

Automobiles (0.04%)
General Motors Co.(a)	14,455	448,539

Diversified Consumer Services (0.75%)
Apollo Group, Inc., Class A(a)	194,285	8,103,627

Hotels, Restaurants & Leisure (0.90%)
Carnival Corp.	253,860	9,738,069

Household Durables (1.67%)
DR Horton, Inc.	584,892	6,813,992
Fortune Brands, Inc.	65,725	4,067,720
NVR, Inc.(a)	9,420	7,121,520

		18,003,232

Internet & Catalog Retail (1.89%)
Amazon.com, Inc.(a)	68,191	12,283,245
Expedia, Inc.	78,000	1,767,480
priceline.com, Inc.(a)	12,700	6,431,788

		20,482,513

Media (1.83%)
Discovery Communications, Inc., Class A(a)	22,212	886,259
Discovery Communications, Inc., Class C(a)	56,304	1,982,464
The McGraw Hill Cos., Inc.	181,000	7,131,400
Omnicom Group, Inc.	107,825	5,289,894
The Walt Disney Co.	104,954	4,522,468

		19,812,485

Multi-Line Retail (0.82%)
J.C. Penney Co., Inc.	245,525	8,816,803

Specialty Retail (1.49%)
Dick’s Sporting Goods, Inc.(a)	91,643	3,663,887
Staples, Inc.	285,000	5,534,700
Tiffany & Co.	21,377	1,313,403
The TJX Cos., Inc.	68,855	3,424,159
Urban Outfitters, Inc.(a)	74,611	2,225,646

		16,161,795

Textiles, Apparel & Luxury Goods (0.32%)
Burberry Group PLC(b)	90,264	3,411,979

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
CONSUMER STAPLES (5.49%)
Beverages (1.18%)
The Coca-Cola Co.	43,000	$2,853,050
Diageo PLC(b)	56,255	4,287,756
Molson Coors Brewing Co., Class B	119,425	5,599,838

		12,740,644

Food & Staples Retailing (2.13%)
Costco Wholesale Corp.	142,724	10,464,524
CVS Caremark Corp.	159,200	5,463,744
Walgreen Co.	175,500	7,044,570

		22,972,838

Food Products (1.30%)
Archer-Daniels-Midland Co.	128,000	4,609,280
General Mills, Inc.	113,602	4,152,153
Mead Johnson Nutrition Co.	91,200	5,283,216

		14,044,649

Household Products (0.37%)
The Procter & Gamble Co.	65,000	4,004,000

Personal Products (0.21%)
Avon Products, Inc.	84,943	2,296,859

Tobacco (0.30%)
Philip Morris International, Inc.	50,224	3,296,201

ENERGY (14.49%)
Energy Equipment & Services (3.51%)
FMC Technologies, Inc.(a)	81,110	7,663,273
Oceaneering International, Inc.(a)	64,600	5,778,470
Schlumberger Ltd.	94,330	8,797,216
Tidewater, Inc.	124,000	7,421,400
Weatherford International Ltd.(a)	363,505	8,215,213

		37,875,572

Oil, Gas & Consumable Fuels (10.98%)
Anadarko Petroleum Corp.	81,666	6,690,079
Arch Coal, Inc.	461,735	16,640,929
BP PLC(b)	244,307	10,783,711
Chesapeake Energy Corp.	272,829	9,145,228
Chevron Corp.	63,000	6,768,090
ConocoPhillips	111,000	8,864,460
Consol Energy, Inc.	246,870	13,239,638
Devon Energy Corp.	89,000	8,167,530
Exxon Mobil Corp.	102,150	8,593,880
Occidental Petroleum Corp.	74,300	7,763,607

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrohawk Energy Corp.(a)	266,628	$6,543,051
Royal Dutch Shell PLC, Class A(b)	57,400	4,182,164
Royal Dutch Shell PLC, Class B(b)	30,325	2,221,003
Valero Energy Corp.	304,700	9,086,154

		118,689,524

FINANCIALS (19.27%)
Capital Markets (4.26%)
Bank of New York Mellon Corp.	226,000	6,750,620
The Charles Schwab Corp.	234,400	4,226,232
The Goldman Sachs Group, Inc.	50,442	7,993,544
Morgan Stanley	341,900	9,340,708
State Street Corp.	247,450	11,120,403
UBS AG(a)	368,425	6,650,071

		46,081,578

Commercial Banks (2.88%)
BB&T Corp.	140,000	3,843,000
PNC Financial Services Group, Inc.	248,421	15,648,039
Wells Fargo & Co.	368,180	11,671,306

		31,162,345

Consumer Finance (0.54%)
American Express Co.	129,500	5,853,400

Diversified Financial Services (5.13%)
Bank of America Corp.	1,481,029	19,742,117
Citigroup, Inc.(a)	2,648,943	11,708,328
JPMorgan Chase & Co.	520,065	23,974,996

		55,425,441

Insurance (5.90%)
ACE Ltd.	161,012	10,417,476
Aflac, Inc.	38,782	2,046,914
The Allstate Corp.	388,055	12,332,388
Assured Guaranty Ltd.	311,159	4,636,269
Axis Capital Holdings Ltd.	169,975	5,935,527
Brown & Brown, Inc.	6,090	157,122
Fidelity National Financial, Inc., Class A	305,475	4,316,362
The Hartford Financial Services Group, Inc.	78,925	2,125,450
Lincoln National Corp.	69,840	2,097,994
MetLife, Inc.	44,400	1,986,012
RenaissanceRe Holdings Ltd.	58,560	4,040,054
Torchmark Corp.	89,500	5,949,960
Willis Group Holdings PLC	191,160	7,715,218

		63,756,746

Real Estate Investment Trusts (0.35%)
Annaly Capital Management, Inc.	205,534	3,586,568

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Sunstone Hotel Investors, Inc.(a)	17,880	$182,197

		3,768,765

Thrifts & Mortgage Finance (0.21%)
MGIC Investment Corp.(a)	249,637	2,219,273

HEALTH CARE (10.94%)
Biotechnology (1.67%)
Celgene Corp.(a)	133,063	7,655,114
Gilead Sciences, Inc.(a)	157,839	6,698,687
Myriad Genetics, Inc.(a)	181,177	3,650,717

		18,004,518

Health Care Equipment & Supplies (3.66%)
Covidien Ltd.	40,000	2,077,600
Intuitive Surgical, Inc.(a)	18,000	6,002,280
NuVasive, Inc.(a)	138,960	3,518,467
St. Jude Medical, Inc.	135,000	6,920,100
Varian Medical Systems, Inc.(a)	107,900	7,298,356
Volcano Corp.(a)	86,779	2,221,543
Zimmer Holdings, Inc.(a)	190,025	11,502,213

		39,540,559

Health Care Providers & Services (1.71%)
Aetna, Inc.	113,350	4,242,691
Brookdale Senior Living, Inc.(a)	187,974	5,263,272
Laboratory Corp. of America Holdings(a)	46,775	4,309,381
WellPoint, Inc.	66,999	4,675,860

		18,491,204

Health Care Technology (0.72%)
Cerner Corp.(a)	70,032	7,787,558

Life Sciences Tools & Services (0.55%)
Life Technologies Corp.(a)	112,700	5,907,734

Pharmaceuticals (2.63%)
Allergan, Inc.	85,700	6,086,414
Bristol-Myers Squibb Co.	198,800	5,254,284
Forest Laboratories, Inc.(a)	197,250	6,371,175
Johnson & Johnson	89,225	5,286,581
Teva Pharmaceutical Industries Ltd.(b)	108,400	5,438,428

		28,436,882

INDUSTRIALS (8.25%)
Aerospace & Defense (3.49%)
The Boeing Co.	57,210	4,229,535
General Dynamics Corp.	87,449	6,695,096
Goodrich Corp.	53,710	4,593,816

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.(a)	21,863	$907,294
L-3 Communications Holdings, Inc.	93,425	7,316,112
Northrop Grumman Corp.	131,175	8,225,984
Precision Castparts Corp.	38,900	5,725,302

		37,693,139

Air Freight & Logistics (1.41%)
C.H. Robinson Worldwide, Inc.	136,545	10,122,081
Expeditors International of Washington, Inc.	103,390	5,183,974

		15,306,055

Building Products (0.39%)
Masco Corp.	302,675	4,213,236

Construction & Engineering (0.43%)
Fluor Corp.	63,114	4,648,977

Electrical Equipment (1.18%)
Rockwell Automation, Inc.	134,841	12,762,701

Industrial Conglomerates (0.29%)
Textron, Inc.	113,157	3,099,370

Machinery (0.88%)
Navistar International Corp.(a)	83,856	5,813,737
Pentair, Inc.	98,866	3,736,146

		9,549,883

Transportation Infrastructure (0.18%)
Aegean Marine Petroleum Network, Inc.	234,760	1,915,642

INFORMATION TECHNOLOGY (23.00%)
Communications Equipment (3.50%)
Acme Packet, Inc.(a)	70,764	5,021,413
Cisco Systems, Inc.	465,945	7,990,957
Harris Corp.	23,500	1,165,600
Polycom, Inc.(a)	103,662	5,374,875
QUALCOMM, Inc.	332,603	18,236,622

		37,789,467

Computers & Peripherals (5.44%)
Apple, Inc.(a)	82,081	28,601,124
Dell, Inc.(a)	1,374,705	19,946,970
Hewlett-Packard Co.	249,250	10,211,773

		58,759,867

Electronic Equipment & Instruments (1.91%)
Avnet, Inc.(a)	114,550	3,905,010
Corning, Inc.	345,000	7,117,350

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Electronic Equipment & Instruments (continued)
Tyco Electronics Ltd.	276,125	$9,614,672

		20,637,032

Internet Software & Services (4.40%)
Baidu, Inc.(a)(b)	74,549	10,273,597
eBay, Inc.(a)	258,000	8,008,320
Google, Inc., Class A(a)	26,318	15,427,875
Monster Worldwide, Inc.(a)	602,700	9,582,930
VistaPrint Ltd.(a)	81,903	4,250,766

		47,543,488

IT Services (3.14%)
Cognizant Technology Solutions Corp., Class A(a)	96,100	7,822,540
International Business Machines Corp.	3,500	570,745
Visa, Inc., Class A	194,341	14,307,384
The Western Union Co.	543,122	11,280,644

		33,981,313

Semiconductors & Semiconductor Equipment (1.78%)
Analog Devices, Inc.	172,000	6,773,360
ARM Holdings PLC(b)	95,455	2,688,968
Broadcom Corp., Class A	111,606	4,395,044
MEMC Electronic Materials, Inc.(a)	417,895	5,415,919

		19,273,291

Software (2.83%)
CA, Inc.	272,250	6,583,005
Microsoft Corp.	346,225	8,780,266
Oracle Corp.	248,761	8,301,155
Salesforce.com, Inc.(a)	51,800	6,919,444

		30,583,870

MATERIALS (3.49%)
Chemicals (2.22%)
The Dow Chemical Co.	60,410	2,280,477
Ecolab, Inc.	85,334	4,353,741
PPG Industries, Inc.	64,125	6,105,341
Praxair, Inc.	70,700	7,183,120
The Sherwin-Williams Co.	48,400	4,065,116

		23,987,795

Metals & Mining (1.27%)
Alcoa, Inc.	410,000	7,236,500
Freeport-McMoRan Copper & Gold, Inc.	61,541	3,418,603
Silver Wheaton Corp.	70,400	3,052,544

		13,707,647

TELECOMMUNICATION SERVICES (0.87%)
Wireless Telecommunication Services (0.87%)
American Tower Corp., Class A(a)	165,460	8,574,137

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp.(a)	176,830	$820,491

		9,394,628

UTILITIES (2.03%)
Electric Utilities (0.96%)
Edison International	112,175	4,104,483
FirstEnergy Corp.	168,912	6,264,946

		10,369,429

Gas Utilities (0.58%)
EQT Corp.	125,341	6,254,516

Independent Power Producers & Energy Traders (0.49%)
GenOn Energy, Inc.(a)	1,404,270	5,350,269

TOTAL COMMON STOCKS (COST OF $952,092,359)		1,057,717,858

EXCHANGE TRADED FUND (0.07%)
iShares Russell 1000 Value Index Fund	10,540	723,782

TOTAL EXCHANGE TRADED FUND (COST OF $659,799)		723,782

	PRINCIPAL AMOUNT
CORPORATE BOND (0.06%)
INDUSTRIALS (0.06%)
Airlines (0.06%)
United Continental Holdings, Inc.
6.00%, 10/15/2029	$250,000	707,500

TOTAL CORPORATE BOND (COST OF $548,849)		707,500

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (2.33%)
REPURCHASE AGREEMENT (2.33%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/11, due 04/01/11 at 0.01%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $25,652,923 (Repurchase proceeds of $25,142,007)	$25,142,000	$25,142,000

TOTAL SHORT TERM INVESTMENT (COST OF $25,142,000)		25,142,000

TOTAL INVESTMENTS (100.33%) (COST OF $978,443,007)(c)		1,084,291,140
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.33%)		(3,606,655)

NET ASSETS (100.00%)		$1,080,684,485

NET ASSET VALUE PER SHARE
(182,678,079 SHARES OUTSTANDING)		$5.92

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $989,049,957.

Gross unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes is as follows:
Gross unrealized appreciation	$182,370,373
Gross unrealized depreciation	(87,129,190)

Net unrealized appreciation	$95,241,183

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Notes to Schedule of Investments

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Liberty All-Star® Equity Fund’s (the “Fund”) Board of Trustees (the “Board”). The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Foreign Securities

The Fund invests in foreign securities including American Depositary Receipts, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,057,717,858	$–	$–	$1,057,717,858
Exchange Traded Fund	723,782	–	–	723,782
Corporate Bond	–	707,500	–	707,500
Short Term Investment	–	25,142,000	–	25,142,000

Total	$1,058,441,640	$25,849,500	$–	$1,084,291,140

*See Schedule of Investments for industry classifications

For the three months ended March 31, 2011, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 26, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 26, 2011